Business Combinations (Details) - USD ($)		12 Months Ended
	Jun. 28, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combinations [Line Items]
subsidiaries and realized loss			$ 352,889
Issued capital		$ 68,862,716	$ 68,844,716	$ 68,792,216
Itana Energy Pty Ltd [Member]
Business Combinations [Line Items]
Issued capital percentage	100.00%
Issued capital	$ 750,000